[Letterhead of Old Mutual Capital, Inc.]

                               September 28, 2004


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

               RE: Old Mutual Advisor Funds, File Nos. (333-116057/811-21587)

Ladies and Gentlemen:

            On behalf of Old Mutual Advisor Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #2"), which was filed on September 24, 2004; and (ii) the text of PEA #2 has been filed electronically.

            The Prospectuses and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are: (1) Prospectus dated September 24, 2004 for the Class A and Class C shares of the Registrant's OM Asset Allocation Conservative Portfolio, OM Asset Allocation Balanced Portfolio, OM Asset Allocation Moderate Growth Portfolio and OM Asset Allocation Growth Portfolio (together, the "Portfolios"); (2) Prospectus dated September 24, 2004 for the Registrant's Institutional Class shares of the Portfolios; and (3) the Statement of Additional Information dated September 24, 2004 for the Registrant's Class A, Class C and Institutional Class shares of the Portfolios.

            Questions and comments concerning this letter may be directed to the undersigned at (610) 578-1244.


                                Sincerely yours,

                                /s/ Robert E. Putney, III
                                ------------------------------------------------
                                Robert E. Putney, III
                                Senior Vice President and Deputy General Counsel Old Mutual Capital, Inc.